Capital Structure-Common Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			7 Months Ended		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended	1 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 21, 2010 [AuthorizedCapitalStockAmendedArticlesOfIncorporationMember]	Jan. 10, 2010 [PublicOfferingOfCommonSharesMember]	Mar. 19, 2010 [UnderwritersOverAllotmentOptionExerciseOnPublicOfferingOfCommonSharesMember]	Sep. 15, 2010 [MaritimeCapitalShippingLimitedMcsAcquisitionMember]	Oct. 22, 2010 [BulkEnergyTransportHoldingsLimitedBetAcquisitionMember]	Dec. 31, 2012 [ReverseStockSplitMember]	Jan. 10, 2013 [EquityIncentivePlanMember]	Jan. 10, 2012 [EquityIncentivePlanMember]	Feb. 23, 2011 [EquityIncentivePlanMember]	Jan. 04, 2012 [SaleOfCommonStockToEntitiesAffliatedWithRestisFamilyMember]	Jan. 24, 2012 [NasdaqNotificationRegardingComplianceWithListingRuleMember]	Jun. 29, 2012 [NasdaqNotificationRegardingComplianceWithListingRuleMember]
Common stock par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock shares initially authorized				200,000,000
Common Stock Shares Authorized	500,000,000	500,000,000		500,000,000
Issuance of common stock, shares						129,667							4,641,620
Public offering per share price					$ 18
Net proceeds from issuance of common stock	$ 10,000	$ 0	$ 28,526			$ 2,145							$ 10,000
Shares issued for subsidiary subsequent acquisition							1,650,794	1,650,794
Percentage acquisition in subsidiary							49.00%	50.00%
Reverse stock split effective date									June 24, 2011
Common stock trading date on split-adjusted basis									June 27, 2011
Reverse stock split ratio									1:15
Issuance of non-vested shares, shares	2,218	3,332										3,332
Equity incentive plan shares vested										1,110	1,114
Minimum Market Value Of Publicly Held Shares Not Maintained For Thirty Consecutive Business Days														5,000	5,000
Minimum Market Value Of Publicly Held Shares To Be Maintained For Ten Consecutive Business Days To Regain NASDAQ Compliance														$ 5,000	$ 5,000
Grace period compliance days														180	180
Date common stock listing transferred to Nasdaq Capital Market															2012-12-21